Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Commitments and Letters of Credit [Line Items]
Lease expiration date	2026-04
Stand by letter of credit issued	$ 7.9
Long term employment commitment amount	$ 2.5